Leases	3 Months Ended
Mar. 31, 2019
Leases [Abstract]
Leases

Note 5. Leases

On August 9, 2016, the Company entered into a sublease agreement for an office lease in Durham, North Carolina. The lease commenced on September 1, 2016 and expires on January 31, 2020. Monthly rent was $6 for the first 12 -month period and $7 each month thereafter until expiration of the lease. A security deposit of $13 was required upon execution of the sublease.

Lease rental expense totaled $20 and $17 during the period ended March 31, 2019 and 2018, respectively.

Total future minimum payments required under the sublease agreement are as follows:

Years ended December 31,	Amount
2019 (remaining nine months)	$62
2020	7
Total undiscounted minimum future lease payments	$69
Less Imputed interest	(3)
Present value of operating lease liabilities	$66

At March 31, 2019, the weighted average remaining lease term and discount rate for operating leases was 0.83 years and 10.8%, respectively.

The Company’s lease agreement does not contain any material residual value guarantees or material restrictive covenants.

Right of use asset

Right of use asset is included in the unaudited condensed consolidated Balance Sheet are as follows:

March 31, 2019
Non-current assets
Right of use asset, operating lease, net of amortization	$69